Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 4,885,759	$ 595,014
Restricted cash – current	1,000,000	1,000,000
Accounts receivable	1,217,527	997,741
Prepayment and other current assets	1,622,395	940,001
Total current assets	8,725,681	3,532,756
Non-current assets
Restricted cash - non-current	1,500,000	1,500,000
Property and equipment, net	276,864	292,538
Oil and gas property - subject to amortization, net	4,740,450	3,604,480
Oil and gas property - not subject to amortization, net	1,151,804	1,151,804
Right of use assets, net	439,834
Deferred charges	1,051,556	1,089,004
Other assets - non-current	1,237,967	919,519
Total non-current assets	10,398,475	8,557,345
Total assets	19,124,156	12,090,101
Current liabilities
Accounts payable	647,675	1,604,196
Bank loan	980,452	980,452
Short-term operating lease liabilities	281,310
Other current liabilities	1,053,224	20,590
Accrued expenses	205,661	143,798
Taxes payable	55,279	84,676
Total current liabilities	3,223,601	2,833,712
Non-current liabilities
Asset retirement obligations	469,076	321,253
Long term loan		1,000,000
Warrant liability	3,549,984
Long-term operating lease liabilities	158,524
Provision for post-employment benefits	149,531	115,393
Total non-current liabilities	4,327,115	1,436,646
Total liabilities	7,550,716	4,270,358
Commitments and contingencies
Shareholders’ Equity
Preferred shares (par value $0.00267; 3,750,000 shares authorized, nil shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively)
Ordinary shares (par value $0.00267; 37,500,000 shares authorized, 9,359,319 and 7,447,955 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively)	24,958	19,861
Additional paid-in capital	46,396,316	41,587,339
Accumulated deficit	(34,878,538)	(33,818,161)
Accumulated other comprehensive income	30,704	30,704
Total shareholders’ equity	11,573,440	7,819,743
Total liabilities and shareholders’ equity	$ 19,124,156	$ 12,090,101